Depreciation and amortization - Disclosure of Detailed Information about Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Depreciation of property, plant and equipment	€ (16,737)	€ (19,425)	€ (21,651)
Amortization of intangible assets	71,163	96,893	91,930
Depreciation and amortization	(87,900)	(116,318)	(113,581)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	47,222	72,752	71,325
Trademarks
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	2,237	2,237	2,237
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	€ 21,704	€ 21,904	€ 18,368